UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2625

DREYFUS A BONDS PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus A Bonds Plus, Inc.
June 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--130.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.4%
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	190,000	182,400
L-3 Communications,
Gtd. Notes	7.63	6/15/12	730,000	744,600
Raytheon,
Sr. Notes	5.50	11/15/12	375,000	367,853
				1,294,853
Agricultural--.5%
Altria Group,
Notes	7.00	11/4/13	1,475,000	1,558,356
Airlines--.0%
US Airways,
Enhanced Equip. Notes, Ser. CL
C	8.93	10/15/09	904,468 a,b	90
Asset-Backed Ctfs./Automobile Receivables--4.3%
AmeriCredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A2	4.75	1/6/09	1,075,946	1,073,951
Capital One Auto Finance Trust,
Ser. 2005-C, Cl. A2	4.48	10/15/08	887,316	885,344
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	458,842	458,753
Chase Manhattan Auto Owner Trust,
Ser. 2005-B, Cl. A2	4.77	3/15/08	1,200,000	1,197,555
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,140,000	1,113,850
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A1	4.22	11/15/06	188,418	188,418
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A1	5.08	5/15/07	593,261	593,261
WFS Financial Owner Trust,
Ser. 2003-3, Cl. A4	3.25	5/20/11	7,744,651	7,615,858
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	575,000	562,942
				13,689,932
Asset-Backed Ctfs./Credit Cards--.5%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	1,475,000	1,457,246
Asset-Backed Ctfs./Home Equity Loans--14.5%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	5.38	4/25/36	1,086,044 c	1,086,787
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A	5.42	7/25/35	255,179 c	255,329
Accredited Mortgage Loan Trust,
Ser. 2005-3, Cl. A2A	5.42	9/25/35	721,871 c	722,395
ACE Securities,
Ser. 2005-HE1, Cl. A2A	5.44	2/25/35	84,031 c	84,089
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	925,000	907,783
Bear Stearns Asset Backed
Securities, Ser. 2005-HE3,

Cl. 1A1	5.40	3/25/35	88,974 c	89,038
Bear Stearns Asset Backed
Securities, Ser. 2005-HE4,
Cl. 1A1	5.42	4/25/35	287,844 c	288,060
Bear Stearns Asset Backed
Securities, Ser. 2005-TC1,
Cl. A1	5.43	5/25/35	112,946 c	112,946
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A1	5.36	5/25/36	874,619 c	875,149
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.37	6/25/36	640,122 c	640,452
Centex Home Equity,
Ser. 2005-D, Cl. AV1	5.43	10/25/35	726,257 c	726,802
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A	5.41	5/25/35	297,985 c	298,009
Countrywide Asset-Backed
Certificates, Ser. 2004-3,
Cl. M3	6.19	5/25/34	290,000 c	292,005
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB7,
Cl. AF1	5.21	11/25/35	1,315,527	1,307,194
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	446,248 c	446,630
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	1,302,179	1,294,333
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	1,709,285	1,699,107
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	389,627	387,984
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FFH3, Cl. 2A1	5.45	9/25/35	668,041 c	668,530
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.55	12/25/35	900,000 c	900,995
GSAA Trust,
Ser. 2006-7, Cl. AV1	5.40	3/25/46	1,371,697 c	1,380,142
GSAMP Trust,
Ser. 2006-S4, Cl. A1	5.24	5/25/36	950,000 c	950,000
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.43	11/25/35	1,041,750 c	1,042,538
Home Equity Asset Trust,
Ser. 2005-8, Cl. 2A1	5.43	2/25/36	709,247 c	709,892
Home Equity Mortgage Trust,
Ser. 2006-3, Cl. A1	5.47	9/25/36	750,000	749,764
JP Morgan Mortgage Acquisition,
Ser. 2006-CW1, Cl. A2	5.36	5/25/36	750,298 c	750,298
JP Morgan Mortgage Acquisition,
Ser. 2005-FRE1, Cl. A2F1	5.38	10/25/35	1,100,863	1,094,599
Mastr Asset Backed Securities
Trust, Ser. 2005-WMC1, Cl. A3	5.42	3/25/35	4,076 c	4,075
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.36	4/25/36	605,788 c	606,110
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A	5.40	2/25/35	11,714 c	11,720

Morgan Stanley ABS Capital I,
Ser. 2005-NC2, Cl. A3A	5.40	3/25/35	150,511 c	150,613
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.43	7/25/35	458,550 c	458,936
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.37	4/25/36	930,140 c	930,634
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A	5.41	5/25/35	292,358 c	292,311
Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	5.39	4/25/36	1,651,452 c	1,652,718
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	1,305,628	1,296,445
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2005-2,
Cl. A2A	5.43	3/25/36	256,033 c	256,051
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-D, Cl. A1	5.36	1/25/36	1,392,043	1,382,716
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. AF1	5.99	8/25/36	2,935,000	2,935,000
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. M1	6.25	8/25/36	1,115,000	1,115,000
Residential Asset Mortgage
Products, Ser. 2005-RS3,
Cl. AIA1	5.42	3/25/35	448,464 c	448,787
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.42	4/25/35	383,603 c	383,898
Residential Asset Mortgage
Products, Ser. 2005-EFC5,
Cl. A1	5.42	10/25/35	1,157,049 c	1,158,001
Residential Asset Mortgage
Products, Ser. 2005-RS2,
Cl. AII1	5.43	2/25/35	132,461 c	132,559
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AII1	5.45	6/25/27	159,186 c	159,300
Residential Asset Securities,
Ser. 2006-EMX4, Cl. A1	5.36	6/25/36	793,453 c	793,453
Residential Asset Securities,
Ser. 2006-EMX3, Cl. A1	5.38	4/25/36	961,532 c	962,203
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.42	3/25/35	215,805 c	215,967
Residential Asset Securities,
Ser. 2005-AHL2, Cl. A1	5.42	10/25/35	926,475 c	927,232
Residential Asset Securities,
Ser. 2005-EMX3, Cl. AI1	5.43	9/25/35	853,664 c	854,352
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	425,000	412,832
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	240,000	238,276
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	4,662,777	4,611,304
Saxon Asset Securities Trust,
Ser. 2005-3, Cl. A2A	5.44	11/25/35	618,032 c	618,486
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	450,000	439,806
Specialty Underwriting &

Residential Finance,
Ser. 2006-BC2, Cl. A2A	5.38	2/25/37	1,812,887 c	1,814,131
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.43	12/25/35	184,177 c	184,305
Wells Fargo Home Equity Trust,
Ser. 2006-1, Cl. A1	5.35	5/25/36	964,408 c	964,408
				46,172,479
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	643,949	666,560
Origen Manufactured Housing,
Ser. 2005-A, Cl. A1	4.06	7/15/13	804,623	798,492
Origen Manufactured Housing,
Ser. 2005-B, Cl. A1	5.25	2/15/14	1,229,998	1,223,432
				2,688,484
Auto Manufacturing--.2%
DaimlerChrysler NA Holding,
Notes	4.88	6/15/10	295,000	282,239
DaimlerChrysler NA Holding,
Gtd. Notes	8.50	1/18/31	325,000 d	369,005
				651,244
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Notes	5.25	1/15/11	195,000	190,215
Banking--8.1%
Chevy Chase Bank FSB,
Sub. Notes	6.88	12/1/13	480,000	482,400
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	1,005,000 c,d,e	918,044
Colonial Bank NA/Montgomery, AL,
Sub. Notes	6.38	12/1/15	750,000	745,131
Colonial Bank NA/Montgomery, AL,
Sub. Notes	8.00	3/15/09	250,000	259,524
Glitnir Banki,
Sub. Notes	6.69	6/15/16	800,000 c,e	796,246
HBOS Capital Funding,
Bank Gtd. Bonds	6.07	6/29/49	5,410,000 c,d,e	5,278,926
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000	457,777
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,000,000	1,052,004
Northern Rock,
Sub. Notes	5.60	4/30/49	975,000 c,e	918,281
Rabobank Capital Funding II,
Bonds	5.26	12/29/49	2,525,000 c,e	2,372,705
Regions Financial,
Sr. Notes	5.24	8/8/08	1,450,000 c	1,451,550
Resona Bank,
Notes	5.85	9/30/49	835,000 e	778,269
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	510,000 c,e	479,836
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	925,000 e	886,786
Sumitomo Mitsui Banking,
Notes	5.63	7/29/49	560,000 c,d,e	523,185
US Bank NA,
Notes, Ser. BNT1	5.28	9/29/06	2,350,000 c	2,350,118

USB Capital IX,
Gtd. Notes	6.19	4/15/42	1,000,000 d	978,884
Wachovia Bank NA,
Sub. Notes	5.00	8/15/15	850,000	793,438
Washington Mutual,
Sub. Notes	4.63	4/1/14	1,695,000	1,533,712
Washington Mutual,
Notes	5.37	1/15/10	810,000 c	814,119
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	540,000	555,145
Zions Bancorporation,
Sr. Unscd. Notes	5.23	4/15/08	620,000 c	620,474
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	825,000	818,944
				25,865,498
Building & Construction--.4%
American Standard,
Gtd. Notes	7.38	2/1/08	500,000	509,477
American Standard,
Gtd. Notes	7.63	2/15/10	805,000	841,178
				1,350,655
Chemicals--1.6%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	360,000	380,700
ICI Wilmington,
Gtd. Notes	5.63	12/1/13	1,125,000	1,080,321
ICI Wilmington,
Gtd. Notes	7.05	9/15/07	250,000 d	252,597
Lubrizol,
Sr. Notes	4.63	10/1/09	815,000	785,292
Lubrizol,
Debs.	6.50	10/1/34	1,100,000 d	1,055,343
RPM International,
Sr. Notes	4.45	10/15/09	700,000	667,344
RPM International,
Bonds	6.25	12/15/13	790,000	777,803
				4,999,400
Commercial & Professional Services--.7%
Erac USA Finance,
Notes	5.40	4/30/09	200,000 c,e	200,251
Erac USA Finance,
Bonds	5.60	5/1/15	550,000 e	523,822
Erac USA Finance,
Notes	7.95	12/15/09	360,000 e	381,912
RR Donnelley & Sons,
Notes	4.95	4/1/14	1,180,000	1,064,050
				2,170,035
Commercial Mortgage Pass-Through Ctfs.--5.4%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	1,500,000	1,468,799
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.59	4/25/36	638,811 c,e	639,011
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	497,710 c,e	498,643
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	375,183 c,e	377,219
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	513,209 c,e	514,813

Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	6.79	3/25/36	792,806 c,e	792,682
Bayview Commercial Asset Trust,
Ser. 2006-1A, B2,	7.02	4/25/36	219,645 c,e	219,919
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	235,244 c,e	238,955
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	8.82	1/25/36	218,639 c,e	218,639
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	715,000	710,308
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	1,750,000 e	1,782,173
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A2	3.67	1/15/46	580,000	571,401
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificate, Ser. 2006-HC1A,
Cl. A1	5.39	5/15/23	725,000 c,e	725,669
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	445,000 e	433,581
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	580,000 e	575,013
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	290,000 e	287,532
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000	1,222,635
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	5.88	4/15/45	710,000	711,109
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	885,000	859,779
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.40	11/12/37	300,000	294,858
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,000,000	975,232
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	3,189,640 e	3,036,221
				17,154,191
Diversified Financial Services--7.4%
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	792,000 c	798,174
Amvescap,
Gtd. Notes	5.38	2/27/13	1,000,000	957,928
Bear Stearns Cos.,
Notes	4.50	10/28/10	575,000 d	549,027
Boeing Capital,
Sr. Notes	7.38	9/27/10	890,000	946,467
CIT Group,
Sr. Notes	4.75	8/15/08	825,000	809,671
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	505,000	465,101
Credit Suisse USA,
Notes	5.13	8/15/15	850,000 d	795,853
Credit Suisse USA,

Sr. Notes, Ser. 1	5.32	6/5/09	850,000 c	850,201
Glencore Funding,
Gtd. Notes	6.00	4/15/14	1,250,000 e	1,143,328
Goldman Sachs Group,
Notes	4.50	6/15/10	920,000	880,364
HSBC Finance Capital Trust IX,
Notes	5.91	11/30/35	400,000 c	382,400
HSBC Finance,
Notes	5.50	1/19/16	800,000	763,280
Jefferies Group,
Sr. Notes	5.50	3/15/16	1,200,000	1,122,595
John Deere Capital,
Sr. Notes, Ser. D	4.40	7/15/09	570,000	550,573
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	1,460,000	1,381,303
Kaupthing Bank,
Notes	7.13	5/19/16	750,000 e	751,540
Lehman Brothers Holdings E-Capital
Trust I, Notes	5.95	8/19/65	170,000 c	170,155
Lehman Brothers Holdings,
Notes	5.50	4/4/16	315,000 d	301,555
MBNA,
Notes	6.13	3/1/13	1,345,000	1,366,617
Mizuho JGB Investment,
Bonds	9.87	12/29/49	750,000 c,e	803,417
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,919,000	1,762,156
Morgan Stanley,
Sr. Notes	5.28	2/9/09	820,000 c	821,505
MUFG Capital Finance 1,
Gtd. Notes	6.35	7/29/49	520,000 c	502,502
Nuveen Investments,
Sr. Notes	5.00	9/15/10	500,000	481,181
Residential Capital,
Gtd. Notes	6.13	11/21/08	350,000	346,132
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	815,000	804,605
Residential Capital,
Gtd. Notes	6.90	4/17/09	900,000 c,e	900,625
SLM,
Notes, Ser. A	5.24	7/27/09	1,600,000 c	1,602,573
ST. George Funding,
Bonds	8.49	12/29/49	475,000 c,e	504,684
Windsor Financing,
Gtd. Notes	5.88	7/15/17	210,000 e	203,506
				23,719,018
Diversified Metals & Mining--.3%
Falconbridge,
Bonds	5.38	6/1/15	100,000	91,316
Falconbridge,
Notes	6.00	10/15/15	375,000	357,683
Southern Copper,
Sr. Notes	7.50	7/27/35	440,000	422,281
				871,280
Electric Utilities--2.0%
Appalachian Power,
Notes	6.38	4/1/36	625,000	600,115
Consumers Energy,

First Mortgage Bonds		5.00	2/15/12	1,160,000	1,098,238
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E		7.20	9/15/14	835,000	878,656
DTE Energy,
Sr. Unsub. Notes		6.35	6/1/16	415,000	413,643
FirstEnergy,
Notes, Ser. A		5.50	11/15/06	750,000	749,176
FirstEnergy,
Notes, Ser. B		6.45	11/15/11	530,000 d	539,892
FPL Energy National Wind,
Scd. Notes		5.61	3/10/24	194,828 e	187,040
Mirant North America,
Sr. Notes		7.38	12/31/13	397,000 e	385,090
Nevada Power,
Mortgage Notes		5.95	3/15/16	175,000 e	166,739
Nisource Finance,
Gtd. Notes		5.25	9/15/17	650,000	592,545
Nisource Finance,
Gtd. Notes		5.76	11/23/09	385,000 c	385,773
Sierra Pacific Power,
Mortgage Notes		6.25	4/15/12	365,000	360,555
					6,357,462
Environmental Control--.8%
Republic Services,
Notes		6.09	3/15/35	1,225,000	1,137,599
Waste Management,
Gtd. Notes		6.88	5/15/09	470,000	483,553
Waste Management,
Sr. Notes		7.00	7/15/28	1,000,000	1,039,554
					2,660,706
Food & Beverages--.6%
HJ Heinz,
Notes		6.43	12/1/08	425,000 e	432,034
Safeway,
Sr. Unscd. Debs.		7.25	2/1/31	650,000 d	661,590
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	360,000	357,300
Tyson Foods,
Sr. Unscd. Notes		6.60	4/1/16	520,000	509,179
					1,960,103
Foreign Government--2.1%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	1,185,000 c	1,166,040
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	1,075,000	1,033,075
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	1,745,000 d,f	791,570
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	10,485,000 f	945,591
Republic of Argentina,
Bonds		4.90	8/3/12	1,205,000 c	1,002,560
Republic of South Africa,
Notes		9.13	5/19/09	840,000	903,000
United Mexican States,
Notes		6.63	3/3/15	845,000	857,675
					6,699,511
Health Care--1.3%

Coventry Health Care,
Sr. Notes	5.88	1/15/12	280,000	270,200
HCA,
Sr. Notes	6.95	5/1/12	845,000	829,054
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	275,000	291,574
Quest Diagnostics,
Gtd. Notes	5.13	11/1/10	365,000	355,199
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	565,000	508,944
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	860,000	815,081
WellPoint,
Unscd. Notes	5.00	1/15/11	455,000	438,673
Wyeth,
Notes	6.95	3/15/11	580,000	605,660
				4,114,385
Lodging & Entertainment--.5%
MGM Mirage,
Gtd. Notes	6.00	10/1/09	375,000	366,563
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	620,000	586,675
Station Casinos,
Sr. Notes	6.00	4/1/12	785,000	738,881
				1,692,119
Media--1.2%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	900,000	921,974
Comcast,
Gtd. Notes	5.50	3/15/11	990,000	973,286
News America Holdings,
Debs.	7.70	10/30/25	775,000	829,446
Time Warner,
Gtd. Notes	6.75	4/15/11	900,000	923,620
Viacom,
Sr. Notes	5.75	4/30/11	300,000 e	294,971
				3,943,297
Oil & Gas--1.1%
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	270,000	273,038
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	1,395,000	1,322,721
Hess,
Unscd. Notes	6.65	8/15/11	810,000	833,385
Oneok,
Notes	5.20	6/15/15	400,000	366,050
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	12/15/15	650,000 e	599,463
				3,394,657
Packaging & Containers--.5%
Crown Americas/Capital,
Sr. Notes	7.63	11/15/13	575,000 e	567,813
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	325,000 e	321,750
Sealed Air,
Notes	5.63	7/15/13	590,000 e	562,969
				1,452,532
Paper & Forest Products--.8%

Georgia-Pacific,
Sr. Notes	8.00	1/15/24	780,000	741,000
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	265,000 e	248,205
Temple-Inland,
Bonds	6.63	1/15/18	700,000	697,848
Westvaco,
Unscd. Debs.	7.95	2/15/31	465,000	496,201
Weyerhaeuser,
Unscd. Debs.	7.13	7/15/23	435,000	428,675
				2,611,929
Property/Casualty Insurance--3.2%
Ace Capital Trust II,
Gtd. Bonds	9.70	4/1/30	400,000	493,995
Aegon Funding,
Gtd. Notes	5.75	12/15/20	950,000	915,792
American International Group,
Notes	5.05	10/1/15	470,000 e	439,256
AON,
Gtd. Cap. Secs.	8.21	1/1/27	525,000 d	567,813
Assurant,
Sr. Notes	6.75	2/15/34	725,000	716,437
Chubb,
Sr. Notes	5.47	8/16/08	1,600,000	1,591,278
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	730,000	727,997
ING Groep,
Bonds	5.78	12/29/49	700,000 c,d	665,419
Lincoln National,
Bonds	7.00	5/17/66	830,000 c,d	825,011
Metlife,
Sr. Notes	5.50	6/15/14	2,195,000 d	2,122,793
Nippon Life Insurance,
Notes	4.88	8/9/10	850,000 e	817,645
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	355,000	355,987
				10,239,423
Real Estate Investment Trusts--4.8%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	900,000	847,530
Arden Realty,
Notes	5.25	3/1/15	675,000	646,937
Boston Properties,
Sr. Notes	5.00	6/1/15	810,000	744,366
Brandywine Operating Partnership,
Gtd. Notes	5.95	4/1/09	600,000 c	600,743
Duke Realty,
Notes	3.50	11/1/07	890,000	863,848
Duke Realty,
Sr. Notes	5.88	8/15/12	2,210,000	2,206,417
EOP Operating,
Sr. Notes	7.00	7/15/11	1,090,000	1,133,554
ERP Operating,
Notes	5.13	3/15/16	615,000	569,323
ERP Operating,
Notes	5.25	9/15/14	150,000	142,644
ERP Operating,
Unscd. Notes	5.38	8/1/16	255,000	239,779

Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	528,537
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	875,000	807,527
HRPT Properties Trust,
Sr. Unscd. Notes	5.94	3/16/11	825,000 c	826,631
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	400,000	385,870
Mack-Cali Realty,
Notes	5.25	1/15/12	675,000	648,624
Mack-Cali Realty,
Bonds	5.80	1/15/16	690,000	660,552
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	375,000	363,080
Regency Centers,
Gtd. Notes	5.25	8/1/15	220,000	205,980
Simon Property Group,
Notes	4.88	8/15/10	1,000,000	967,693
Simon Property Group,
Unscd. Notes	5.75	5/1/12	200,000	197,271
Socgen Real Estate,
Bonds, Ser. A	7.64	12/29/49	1,590,000 c,e	1,624,174
				15,211,080
Residential Mortgage Pass-Through Ctfs.--4.5%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	1,163,072	1,148,762
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,650,000	1,575,995
Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/1/36	673,138	670,260
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	5.44	7/25/35	383,296 c	383,404
Countrywide Asset-Backed
Certificates, Ser. 2006-SPS1,
Cl. A	5.19	12/25/25	1,600,000 c	1,600,000
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	4,818,187	4,803,875
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	501,927 c	503,014
Indymac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	6.06	6/25/36	119,984 c	117,236
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	775,000	736,831
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	779,000	746,648
Residential Funding Mortgage
Security I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	1,221,012	1,147,850
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.68	4/25/35	1,025,000 c	992,407
				14,426,282
Retail--.2%
Darden Restaurants,
Sr. Unscd. Notes	6.00	8/15/35	575,000	499,127
Yum! Brands,
Sr. Notes	6.25	4/15/16	240,000	237,984
				737,111

State/Government General Obligations--1.8%
Erie County Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	600,000	585,684
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	2,350,000	2,347,297
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	600,000 c	600,000
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,320,000	2,256,850
				5,789,831
Technology--.3%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	305,000	308,050
Hewlett-Packard,
Sr. Unscd. Notes	5.34	5/22/09	650,000 c	650,537
				958,587
Telecommunications--3.2%
AT & T,
Notes	5.26	5/15/08	450,000 c	450,187
AT & T,
Notes	5.63	6/15/16	580,000	550,798
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	1,130,000 c	1,308,316
New Cingular Wireless Services,
Sr. Notes	8.75	3/1/31	440,000	540,980
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	500,000	481,050
Nordic Telephone Holdings,
Bonds EUR	8.25	5/1/16	285,000 e,f	374,539
Royal KPN,
Sr. Unsub. Bonds	8.38	10/1/30	1,435,000	1,544,670
Sprint Capital,
Gtd. Notes	8.75	3/15/32	1,485,000	1,795,873
Telecom Italia Capital,
Notes	4.88	10/1/10	775,000	741,763
Telefonica Emisones,
Gtd. Notes	5.98	6/20/11	625,000 d	623,366
Verizon Global Funding,
Sr. Notes	5.30	8/15/07	550,000 c	550,261
Verizon Global Funding,
Senior Notes	5.85	9/15/35	300,000	261,827
Verizon Global Funding,
Notes	7.75	6/15/32	245,000	264,539
Windstream,
Sr. Notes	8.13	8/1/13	595,000 e,g	609,875
Windstream,
Sr. Notes	8.63	8/1/16	190,000 e,g	195,225
				10,293,269
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	700,000	688,125
Transportation--.2%
Ryder System,
Notes	5.00	6/15/12	575,000	539,546

U.S. Government Agencies--.2%
Small Business Administration
Participation Ctfs., Gov't.
Gtd. Ctfs., Ser. 97-J	6.55	10/1/17	580,753	592,690
U.S. Government Agencies/Mortgage-Backed--37.2%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			314,344	293,519
Multiclass Mortgage
Participation Ctfs. REMIC,
Ser. 2586, Cl. WE 4.00%,
12/15/32			2,893,674	2,625,362
REMIC, Gtd. Multiclass
Mortgage Participation
Ctfs., Ser., 51, Cl. E
10.00%, 7/15/20			416,981	416,010
Multiclass Mortgage
Participation Ctfs. REMIC
(Interest Only), Ser. 2750,
Cl. IK 5.00%, 5/15/26			4,617,400 h	761,340
Federal National Mortgage Association:
4.50%			19,140,000 i	18,093,233
5.00%			29,780,000 i	28,323,043
5.50%			23,925,000 i	23,121,561
6.00%			12,000,000 i	12,041,240
4.00%, 5/1/10			1,762,174	1,673,501
5.50%, 9/1/34			783,858	755,141
6.00%, 1/1/19 - 4/1/33			1,925,536	1,915,235
8.00%, 12/1/25			47,295	49,881
REMIC Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			2,377,772	2,335,590
REMIC Trust, Gtd.
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B 9.50%,
6/25/18			191,952	207,107
Government National Mortgage Association I:
5.50%, 4/15/33			5,597,892	5,435,161
7.00%, 6/15/08			3,247	3,273
6.86%, 10/15/06			12,672,165	12,365,108
9.50%, 11/15/17			490,482	524,659
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			1,408,299	1,341,477
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			891,046	855,573
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			182,907	176,635
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			1,732,108	1,667,353
Ser. 2006-5, Cl. A, 4.24%,
7/16/29			1,235,974	1,189,851
Ser. 2005-32, Cl. B, 4.39%,
8/16/30			1,175,000	1,136,178
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			1,081,255	1,048,034
				118,355,065
U.S. Government Securities--18.6%
U.S. Treasury Bonds:

4.50%, 2/15/36	13,730,000 g	12,315,178
5.25%, 11/15/28	770,000	766,627
U.S. Treasury Inflation Protected:
Securities 3.00%, 7/15/12	9,708,006 d,j	10,001,521
U.S. Treasury Notes:
2.50%, 9/30/06	25,000 k	24,846
2.75%, 7/31/06	25,000,000 d	24,967,775
3.00%, 12/31/06	2,250,000	2,225,475
5.13%, 6/30/11	4,485,000 g	4,491,660
5.13%, 5/15/16	4,490,000 g	4,486,143
		59,279,225
Total Bonds and Notes
(cost $426,840,134)		415,829,911
	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)

Call Options--.0%
Dow Jones CDX.EM.5
September 2006 @.9810	6,395,000	44,765
U.S. Treasury Notes, 4.5%,
2/28/2011 September 2006 @
101.070313	13,560,000	1,059
		45,824
Put Options--.1%
3-Month Capped USD Libor-BBA
Interest Rate, June 2007
@5.75	63,000,000	50,670
6-Month Euribor Interest Swap,
January 2007 @ 3.56	2,700,000	91,612
		142,282
Total Options
(cost $177,442)		188,106

Other Investment--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,665,000)	3,665,000 l	3,665,000

Investment of Cash Collateral
for Securities Loaned--13.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $42,055,965)	42,055,965 l	42,055,965

Total Investments (cost $472,738,541)	145.0%	461,738,982
Liabilities, Less Cash and Receivables	(45.0%)	(143,371,474)
Net Assets	100.0%	318,367,508

a	Non-income producing--security in default.
b	The value of this security has been determined in good faith under the direction of the Board of Directors.
c	Variable rate security--interest rate subject to periodic change.
d	All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities
	on loan is $40,769,304 and the total market value of the collateral held by the fund is $42,055,965.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these
	securities amounted to $36,532,221 or 11.5% of net assets.

f	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real, EUR--Euro, MXN--Mexican New
Peso.
g	Purchased on a delayed delivery basis.
h	Notional face amount shown.
i	Purchased on a forward commitment basis.
j	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
k	Held by a broker as collateral for open financial futures positions.
l	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
June 30, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 6/30/2006 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	343	35,468,344	September 2006	(183,328)
Financial Futures Short
U.S. Treasury 2 Year Notes	42	(8,516,813)	September 2006	30,187
U.S. Treasury 10 Year Notes	233	(24,432,234)	September 2006	80,094
U.S. Treasury 30 Year Bond	135	(14,398,594)	September 2006	7,734
				(65,313)

STATEMENT OF OPTIONS WRITTEN
June 30, 2006 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)

Call Options
Dow Jones CDX.EM.5
September 2006 @ .9905			12,790,000	(46,044)
3-Month Peru Swaption
July 2006 @ 3.05			830,000	-
Put Options
U.S. Treasury Notes, 4.5%, 2/28/2011
September 2006 @ 96.164063			13,560,000	(22,777)
(Premiums received $79,129)				(68,821)

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS A BONDS PLUS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)